Significant unobservable inputs used in fair value measurement of liabilities (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Interest rate, significant unobservable inputs, liabilities	0.01% ~ 4.16%	0.02% ~ 4.16%
Borrowings and debt securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Interest rate, significant unobservable inputs, liabilities	0.17% ~ 3.90%	0.51% ~ 5.14%
Finance lease
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Interest rate, significant unobservable inputs, liabilities	1.38% ~ 10.83%	3.50% ~ 10.83%